Disclosure of detailed information about convertible debentures (Details) - CAD	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Convertible debentures	CAD 171,369,966	CAD 70,811,801
2016 Debentures [Member]
Statement [Line Items]
Convertible debentures	90,742,373	70,811,801
2017 Debentures [Member]
Statement [Line Items]
Convertible debentures	CAD 80,627,593	CAD 0